Quarterly Holdings Report
for

Fidelity® SAI Short-Term Bond Fund

May 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SST-QTLY-0721
1.9899558.100

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.9% 3/25/24	$5,000,000	$5,013,640
NTT Finance Corp.:
0.373% 3/3/23 (a)	3,840,000	3,843,264
0.583% 3/1/24 (a)	1,597,000	1,599,324
Verizon Communications, Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (b)(c)	2,637,000	2,655,538
0.75% 3/22/24	1,969,000	1,985,316
		15,097,082
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,374,000	5,584,810
Comcast Corp. 3.1% 4/1/25	224,000	242,873
Discovery Communications LLC 2.95% 3/20/23	3,000,000	3,123,761
Time Warner Cable LLC 4% 9/1/21	2,080,000	2,085,440
		11,036,884
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	4,302,000	4,315,994
T-Mobile U.S.A., Inc. 3.5% 4/15/25	3,440,000	3,733,277
		8,049,271

TOTAL COMMUNICATION SERVICES		34,183,237

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.6%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	3,038,000	3,039,538
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	5,956,000	6,281,383
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.0156% 5/4/23 (a)(b)(c)	2,870,000	2,901,460
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	4,453,000	4,475,751
0.75% 3/1/24 (a)	3,927,000	3,935,845
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	2,500,000	2,546,725
1.05% 3/8/24	984,000	990,478
1.25% 1/8/26	3,096,000	3,072,719
4.2% 11/6/21	9,392,000	9,547,568
5.2% 3/20/23	3,000,000	3,243,445
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	4,500,000	4,522,375
2.9% 5/13/22 (a)	1,683,000	1,723,307
		46,280,594
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,457,000	1,500,891
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	1,068,000	1,169,269
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	4,589,000	4,661,049

TOTAL CONSUMER DISCRETIONARY		53,611,803

CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	5,009,196
Molson Coors Beverage Co. 3.5% 5/1/22	2,558,000	2,632,568
		7,641,764
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	667,000	667,772
0.8% 2/10/24 (a)	2,817,000	2,814,390
		3,482,162
Food Products - 0.3%
Mondelez International, Inc. 0.625% 7/1/22	4,700,000	4,718,241
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	621,000	650,344
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,628,668
BAT International Finance PLC 1.668% 3/25/26	3,286,000	3,279,159
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	3,612,000	3,810,315
3.75% 7/21/22 (a)	2,978,000	3,063,947
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	3,080,611
2.875% 5/1/24	3,258,000	3,472,969
		22,986,013

TOTAL CONSUMER STAPLES		38,828,180

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,265,165
Cenovus Energy, Inc. 3% 8/15/22	2,841,000	2,903,846
Chevron Corp. 1.141% 5/11/23	3,083,000	3,134,599
Enbridge, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	1,410,000	1,411,733
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,941,877
4.2% 9/15/23	952,000	1,020,193
4.25% 3/15/23	2,222,000	2,339,432
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,656,455
Equinor ASA 1.75% 1/22/26	690,000	712,642
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,934,053
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,274,159
Marathon Petroleum Corp. 4.5% 5/1/23	6,527,000	6,988,052
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	693,000	693,423
1.75% 3/1/26	4,929,000	4,994,337
4.5% 7/15/23	2,562,000	2,745,670
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,344,630
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,509,103
3.7% 4/6/23	2,697,000	2,852,998
3.85% 4/9/25	3,943,000	4,349,490
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,381,054
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,085,000	3,153,652
Shell International Finance BV 3.5% 11/13/23	896,000	961,097
Suncor Energy, Inc. 3.6% 12/1/24	3,943,000	4,286,395
The Williams Companies, Inc.:
3.6% 3/15/22	5,256,000	5,362,436
4% 11/15/21	1,643,000	1,654,984
Valero Energy Corp.:
1.2% 3/15/24	3,986,000	4,031,317
2.7% 4/15/23	587,000	610,531
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	1,253,000	1,249,894
4.35% 2/1/25	2,019,000	2,104,808
		79,868,025
FINANCIALS - 26.5%
Banks - 14.3%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,139,000	5,178,395
Bank of America Corp.:
0.81% 10/24/24 (b)	3,000,000	3,016,946
0.976% 4/22/25(b)	4,000,000	4,024,041
3.004% 12/20/23 (b)	12,232,000	12,727,488
3.124% 1/20/23 (b)	1,474,000	1,500,577
Bank of Nova Scotia:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	5,000,000	5,011,204
0.8% 6/15/23	5,422,000	5,468,187
Barclays PLC:
1.007% 12/10/24 (b)	2,279,000	2,291,480
2.852% 5/7/26 (b)	2,387,000	2,529,487
4.338% 5/16/24 (b)	3,000,000	3,210,570
BBVA U.S.A. 2.5% 8/27/24	5,418,000	5,720,175
BNP Paribas SA 3.5% 3/1/23 (a)	10,101,000	10,636,909
Canadian Imperial Bank of Commerce 0.95% 6/23/23	8,205,000	8,296,036
Capital One Bank NA 2.014% 1/27/23 (b)	6,572,000	6,641,338
Citigroup, Inc.:
0.981% 5/1/25 (b)	2,294,000	2,308,068
2.312% 11/4/22 (b)	6,713,000	6,771,449
3.106% 4/8/26 (b)	3,286,000	3,526,450
3.142% 1/24/23 (b)	3,568,000	3,632,429
Danske Bank A/S 3.875% 9/12/23 (a)	3,715,000	3,966,597
HSBC Holdings PLC:
0.976% 5/24/25 (b)	4,500,000	4,518,953
1.645% 4/18/26 (b)	3,331,000	3,385,396
3.262% 3/13/23 (b)	3,661,000	3,745,253
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	1,000,000	1,028,304
JPMorgan Chase & Co.:
0.697% 3/16/24 (b)	4,000,000	4,017,048
0.824% 6/1/25 (b)	3,418,000	3,422,568
1.514% 6/1/24 (b)	6,888,000	7,032,863
3.207% 4/1/23 (b)	3,049,000	3,122,963
3.514% 6/18/22 (b)	12,427,000	12,445,663
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	2,769,000	2,777,917
1.326% 6/15/23 (b)	1,027,000	1,036,628
2.907% 11/7/23 (b)	5,782,000	5,983,101
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	3,944,000	3,967,147
2.193% 2/25/25	4,466,000	4,664,390
2.623% 7/18/22	2,064,000	2,118,592
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,087,000	2,098,768
NatWest Markets PLC 0.8% 8/12/24 (a)	2,224,000	2,226,886
PNC Bank NA 2.028% 12/9/22 (b)	2,558,000	2,581,002
Regions Financial Corp. 2.25% 5/18/25	1,933,000	2,020,518
Royal Bank of Canada:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 10/26/23 (b)(c)	5,000,000	5,025,502
1.6% 4/17/23	3,286,000	3,368,187
2.55% 7/16/24	4,245,000	4,498,366
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	2,599,000	2,684,243
3.875% 9/12/23	6,951,000	7,462,733
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,798,855
4.45% 12/3/21	3,111,000	3,164,939
Standard Chartered PLC 3 month U.S. LIBOR + 1.200% 1.3825% 9/10/22 (a)(b)(c)	4,695,000	4,708,150
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	5,060,000	5,090,550
Synovus Bank 2.289% 2/10/23 (b)	1,009,000	1,017,740
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,155,105
The Toronto-Dominion Bank:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (b)(c)	3,616,000	3,633,996
0.75% 6/12/23	8,265,000	8,340,851
Wells Fargo & Co.:
1.654% 6/2/24 (b)	4,022,000	4,122,545
2.164% 2/11/26 (b)	9,858,000	10,278,067
Wells Fargo Bank NA 2.082% 9/9/22 (b)	3,286,000	3,302,795
Zions Bancorp NA:
3.35% 3/4/22	1,314,000	1,339,607
3.5% 8/27/21	3,250,000	3,274,442
		248,918,459
Capital Markets - 5.7%
Credit Suisse AG:
1% 5/5/23	3,943,000	3,987,862
2.8% 4/8/22	1,708,000	1,746,025
Credit Suisse Group AG 3.574% 1/9/23 (a)	2,949,000	3,001,889
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,264,952
1.447% 4/1/25 (b)	2,890,000	2,917,174
2.222% 9/18/24 (b)	4,004,000	4,118,248
4.25% 10/14/21	4,000,000	4,056,371
Goldman Sachs Group, Inc.:
0.523% 3/8/23	3,350,000	3,355,317
0.627% 11/17/23 (b)	3,500,000	3,507,086
2.876% 10/31/22 (b)	5,898,000	5,959,525
2.905% 7/24/23 (b)	6,153,000	6,326,710
Intercontinental Exchange, Inc. 0.7% 6/15/23	3,425,000	3,447,014
Moody's Corp. 4.875% 2/15/24	2,500,000	2,760,114
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	3,049,000	3,052,745
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	6,672,000	6,687,946
0.56% 11/10/23 (b)	4,250,000	4,259,268
0.731% 4/5/24 (b)	4,000,000	4,014,863
0.79% 5/30/25 (b)	4,350,000	4,346,682
2.625% 11/17/21	8,004,000	8,092,950
3.737% 4/24/24 (b)	2,949,000	3,131,541
4% 7/23/25	3,286,000	3,673,916
NASDAQ, Inc. 0.445% 12/21/22	1,823,000	1,823,679
State Street Corp. 2.825% 3/30/23 (b)	198,000	202,245
UBS AG London Branch:
0.375% 6/1/23 (a)	4,081,000	4,078,225
1.75% 4/21/22 (a)	5,586,000	5,656,520
UBS Group AG 1.008% 7/30/24 (a)(b)	4,110,000	4,146,480
		99,615,347
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	2,616,000	2,576,047
4.125% 7/3/23	1,217,000	1,290,279
4.875% 1/16/24	986,000	1,075,798
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,932,992
5.125% 9/30/24	3,126,000	3,537,739
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.7856% 8/1/22 (b)(c)	4,929,000	4,955,763
2.65% 12/2/22	1,693,000	1,754,521
2.75% 5/20/22	3,992,000	4,082,140
Capital One Financial Corp. 2.6% 5/11/23	2,196,000	2,285,971
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,401,606
4.14% 2/15/23	1,769,000	1,837,814
Synchrony Financial:
2.85% 7/25/22	460,000	471,075
4.25% 8/15/24	4,618,000	5,060,215
4.375% 3/19/24	3,952,000	4,331,476
Toyota Motor Credit Corp. 2.9% 3/30/23	3,603,000	3,776,731
		43,370,167
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (a)	1,383,000	1,397,497
2.3% 7/1/22 (a)	1,247,000	1,273,831
Athene Global Funding:
0.95% 1/8/24 (a)	3,290,000	3,305,567
1% 4/16/24 (a)	4,000,000	4,021,456
BP Capital Markets America, Inc. 2.937% 4/6/23	1,125,000	1,178,310
Equitable Holdings, Inc. 3.9% 4/20/23	3,200,000	3,393,047
USAA Capital Corp. 1.5% 5/1/23 (a)	674,000	688,482
		15,258,190
Insurance - 3.1%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(b)(c)	3,527,000	3,529,539
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,474,362
Aon Corp. 2.2% 11/15/22	1,789,000	1,837,131
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	5,000,000	5,003,270
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	1,726,000	1,709,645
MassMutual Global Funding II 0.85% 6/9/23 (a)	6,934,000	7,008,742
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	2,778,000	2,807,943
1.95% 1/13/23 (a)	3,483,000	3,576,887
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	4,929,000	4,944,689
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	5,665,000	5,684,975
1.1% 5/5/23 (a)	1,810,000	1,837,840
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	4,189,000	4,195,049
Pacific Life Global Funding II 1.2% 6/24/25 (a)	2,709,000	2,721,386
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	1,828,000	1,831,769
Protective Life Global Funding 0.502% 4/12/23 (a)	5,000,000	5,007,051
		55,170,278

TOTAL FINANCIALS		462,332,441

HEALTH CARE - 2.3%
Biotechnology - 0.6%
AbbVie, Inc.:
2.3% 11/21/22	4,395,000	4,522,148
2.9% 11/6/22	3,000,000	3,108,354
3.45% 3/15/22	3,244,000	3,308,316
		10,938,818
Health Care Providers & Services - 0.7%
Anthem, Inc.:
0.45% 3/15/23	4,206,000	4,218,338
3.125% 5/15/22	3,580,000	3,679,070
Cigna Corp.:
0.613% 3/15/24	990,000	991,178
3.05% 11/30/22	2,467,000	2,561,066
		11,449,652
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,268,540
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,302,000	3,699,930
Bayer U.S. Finance LLC 3% 10/8/21 (a)	2,000,000	2,018,607
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	2,054,000	2,068,214
Mylan NV 3.125% 1/15/23 (a)	3,221,000	3,345,941
Viatris, Inc. 1.125% 6/22/22 (a)	2,976,000	2,996,062
		17,397,294

TOTAL HEALTH CARE		39,785,764

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	2,521,000	2,532,791
1.95% 2/1/24	1,500,000	1,541,396
4.875% 5/1/25	2,307,000	2,591,783
		6,665,970
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,769,651
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,462,903
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.:
0.45% 8/15/22	460,000	460,710
3.65% 9/15/23	2,500,000	2,674,169
Siemens Financieringsmaatschappij NV:
0.4% 3/11/23 (a)	4,089,000	4,099,593
0.65% 3/11/24 (a)	2,595,000	2,604,224
		9,838,696
Machinery - 0.4%
Caterpillar Financial Services Corp. 0.25% 3/1/23	5,000,000	5,003,109
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6443% 4/5/23 (b)(c)	2,478,000	2,478,130
		7,481,239
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	3,372,000	3,371,119
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	3,233,000	3,233,000
		6,604,119
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,316,609
3.5% 1/15/22	3,058,000	3,116,335
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,810,405
		8,243,349
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	476,000	487,670

TOTAL INDUSTRIALS		47,553,597

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	5,143,000	5,597,131
IT Services - 0.3%
PayPal Holdings, Inc. 1.35% 6/1/23	1,647,000	1,680,286
The Western Union Co.:
2.85% 1/10/25	775,000	821,206
4.25% 6/9/23	2,949,000	3,151,676
		5,653,168
Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology, Inc. 0.983% 9/1/24 (a)	2,203,000	2,204,873
Micron Technology, Inc. 2.497% 4/24/23	4,061,000	4,209,373
		6,414,246
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	3,511,000	3,547,479

TOTAL INFORMATION TECHNOLOGY		21,212,024

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,975,000	2,077,344
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	719,000	720,539
The Mosaic Co. 3.25% 11/15/22	1,116,000	1,158,124
		3,956,007
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,467,585
Crown Castle International Corp. 1.35% 7/15/25	342,000	345,390
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,729,074
		3,542,049
Real Estate Management & Development - 0.2%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	2,500,000	2,564,109

TOTAL REAL ESTATE		6,106,158

UTILITIES - 4.6%
Electric Utilities - 2.7%
Exelon Corp. 3.497% 6/1/22 (b)	3,112,000	3,201,491
FirstEnergy Corp.:
1.6% 1/15/26	365,000	354,050
2.05% 3/1/25	2,028,000	2,043,210
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	4,078,000	4,078,204
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.000% 0.26% 5/10/23 (b)(c)	3,776,000	3,778,039
2.85% 4/1/25	926,000	995,340
ITC Holdings Corp. 2.7% 11/15/22	2,247,000	2,314,576
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	5,000,000	5,001,336
0.65% 3/1/23	3,500,000	3,520,699
2.403% 9/1/21	3,286,000	3,303,928
2.75% 5/1/25	3,173,000	3,377,643
2.9% 4/1/22	6,367,000	6,509,158
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	1,790,000	1,790,847
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	2,857,000	2,857,965
Southern Co. 0.6% 2/26/24	1,338,000	1,341,281
Virginia Electric & Power Co. 2.75% 3/15/23	1,819,000	1,888,865
		46,356,632
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (b)(c)	2,686,000	2,686,711
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (b)(c)	3,570,000	3,571,188
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	762,102
ONE Gas, Inc. 0.85% 3/11/23	5,000,000	5,005,734
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	915,000	915,152
		12,940,887
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
0.833% 6/15/24 (a)	2,029,000	2,031,031
2.7% 6/15/21	493,000	493,379
		2,524,410
Multi-Utilities - 1.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	3,063,000	3,066,400
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	2,476,000	2,477,088
2.715% 8/15/21	2,570,000	2,582,642
DTE Energy Co.:
0.55% 11/1/22	3,250,000	3,258,828
2.25% 11/1/22	3,961,000	4,075,916
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,499,074
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,066,466
		19,026,414

TOTAL UTILITIES		80,848,343

TOTAL NONCONVERTIBLE BONDS
(Cost $863,069,467)		868,285,579

U.S. Treasury Obligations - 25.4%
U.S. Treasury Notes:
0.125% 8/15/23	$75,476,000	$75,393,448
0.25% 5/15/24	159,625,000	159,375,584
0.25% 7/31/25	54,359,800	53,561,390
0.375% 4/30/25	37,643,900	37,393,921
2.125% 3/31/24	56,101,500	59,027,106
2.375% 8/15/24	54,665,500	58,173,915
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $444,449,038)		442,925,364

U.S. Government Agency - Mortgage Securities - 2.0%
Fannie Mae - 0.5%
3% 12/1/31	1,427,157	1,505,086
3.5% 9/1/29	930,120	996,816
4.5% 3/1/39	450,490	491,381
4.5% 6/1/39	261,417	285,146
4.5% 8/1/39	612,537	671,774
4.5% 9/1/49	3,956,045	4,315,879
5.5% 11/1/34	866,084	996,106
7.5% 11/1/31	173	203

TOTAL FANNIE MAE		9,262,391

Freddie Mac - 1.5%
2% 1/1/32	8,502,237	8,814,336
2.5% 11/1/28	6,422,668	6,735,257
3% 5/1/29	6,613,907	6,976,677
3% 2/1/34	3,159,513	3,331,048
4% 4/1/26	128,750	136,820
8.5% 5/1/26	897	983
8.5% 8/1/26	1,083	1,207
8.5% 5/1/27	104	116
8.5% 6/1/27	1,884	2,125
8.5% 7/1/27	413	473
8.5% 8/1/27	32	36
8.5% 8/1/27	609	691
8.5% 8/1/27	6,881	7,933
8.5% 8/1/27	361	378
8.5% 8/1/27	1,353	1,533
8.5% 7/1/28	701	786

TOTAL FREDDIE MAC		26,010,399

Ginnie Mae - 0.0%
7% 1/15/25	73	78
7% 11/15/27	248	279
7% 1/15/28	1,070	1,202
7% 1/15/28	227	257
7% 2/15/28	78	89
7% 3/15/28	1,100	1,244
7% 4/15/28	11,013	12,243
7% 4/15/28	214	243
7% 4/15/28	814	919
7% 4/15/28	1,004	1,143
7% 6/15/28	594	675
7% 6/15/28	2,513	2,863
7% 6/15/28	328	374
7% 7/15/28	409	460
7% 7/15/28	7,180	8,129
7% 7/15/28	770	878
7% 8/15/28	428	481
7% 8/15/28	3,874	4,386
7% 8/15/28	330	368
7% 8/15/28	1,260	1,429
7% 9/15/28	3,255	3,722
7% 9/15/28	1,923	2,131
7% 9/15/28	1,275	1,454
7% 9/15/28	3,014	3,398
7% 10/15/28	210	239
7% 10/15/28	1,333	1,523
7% 10/15/28	995	1,140
7% 11/15/28	518	586
7% 11/15/28	2,133	2,430
7% 12/15/28	721	814
7% 12/15/28	405	460
7% 1/15/29	1,966	2,239
7% 1/15/29	483	548
7% 4/15/29	71	81
7% 4/15/29	884	1,014
7% 4/15/29	752	816
7% 5/15/29	665	759
7% 6/15/29	277	309
7% 6/15/29	365	372
7% 7/15/29	331	376
7% 7/15/29	1,401	1,611
7% 7/15/29	249	286
7% 8/15/29	213	242
7% 12/15/29	310	354
7% 2/15/30	1,779	2,064
7% 2/15/30	3,601	4,181
7% 1/15/31	328	381
7% 2/15/31	230	265
7% 3/15/31	499	584
7% 3/15/31	405	474
7% 5/15/31	4,271	4,944
7% 7/15/31	3,071	3,560
7% 7/15/31	530	611
7% 1/15/32	259	298
7% 2/15/32	351	410
7% 3/15/32	1,694	1,973
7% 3/15/32	924	1,083
7% 4/15/32	2,629	3,076
7% 4/15/32	680	791
7% 5/15/32	634	741
7% 6/15/32	554	650
7% 6/15/32	1,018	1,190
7% 6/15/32	4,324	5,065
7% 8/15/32	748	879
7% 8/15/32	13,763	16,179
7% 8/15/32	190	223

TOTAL GINNIE MAE		114,266

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $35,397,379)		35,387,056

Asset-Backed Securities - 14.0%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$115,321	$120,166
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	455,000	455,840
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	4,518,000	4,518,285
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	1,595,942	1,594,947
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	5,079,092
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,674,110
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	208,303	209,056
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	738,860	744,972
CarMax Auto Owner Trust:
Series 2017-4 Class A3, 2.11% 10/17/22	6,053	6,058
Series 2018-2 Class A3, 2.98% 1/17/23	417,270	419,620
Series 2018-4 Class A3, 3.36% 9/15/23	1,118,171	1,136,798
Series 2019-1 Class A3, 3.05% 3/15/24	1,745,796	1,775,762
Series 2019-4 Class A2A, 2.01% 3/15/23	217,678	218,296
Series 2020-3 Class A2A, 0.49% 6/15/23	2,024,615	2,026,836
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,606,508
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1% 7/15/33 (a)(b)(c)(d)	4,739,000	4,739,474
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	4,220,000	4,218,937
Chesapeake Funding II LLC:
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	586,977	588,673
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	902,604	924,866
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,378,930	1,400,435
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	2,325,126	2,339,899
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	619,068	625,978
Series 2019-C Class A2, 1.99% 3/15/23	169,003	169,268
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	2,176,417	2,197,953
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	68,036	68,155
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	422,121	423,256
Series 2020-P1 Class A, 2.26% 3/15/28 (a)	1,209,627	1,215,801
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (b)(c)	73,337	70,793
Dell Equipment Finance Trust:
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	682,134	683,940
Class A3, 1.91% 10/22/24 (a)	1,394,000	1,408,418
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	1,564,000	1,566,204
Class A3, 0.57% 10/23/23 (a)	1,910,000	1,919,282
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	1,645,000	1,648,236
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	1,247,331	1,257,283
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	2,613,000	2,616,924
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	146,471	146,611
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	4,077,000	4,077,359
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	812,176	820,338
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	3,751,531	3,803,986
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,953,000	3,968,325
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,282,000	1,282,938
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	1,540,000	1,539,829
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	850,321	850,850
Ford Credit Auto Lease Trust:
Series 2020-A Class A3, 1.85% 3/15/23	4,847,000	4,882,528
Series 2020-B Class A3, 0.62% 8/15/23	3,431,000	3,445,908
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	657,258	665,504
Series 2020-B Class A, 0.5% 2/15/23	1,957,977	1,960,085
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,320,604
GM Financial Automobile Leasing Trust:
Series 2019-2 Class A3, 2.67% 3/21/22	74,649	74,823
Series 2020-1 Class A2A, 1.67% 4/20/22	230,809	231,162
Series 2020-3 Class A3, 0.45% 8/21/23	2,028,000	2,033,960
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	1,940,411	1,942,061
Series 2020-4 Class A3, 0.38% 8/18/25	3,026,000	3,031,306
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	46,228	46,276
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,575,000	1,584,333
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,406,000	3,427,543
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	1,514,538	1,521,036
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	3,152,519	3,157,232
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	2,159,000	2,180,879
Series 2021-A Class A3, 0.33% 1/16/24 (a)	2,512,000	2,515,905
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	116,727	116,894
Series 2020-B Class A2, 0.38% 3/15/23	2,152,285	2,153,836
Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,326,826
John Deere Owner Trust Series 2020-A Class A2, 1.01% 1/17/23	741,230	742,312
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	874,200	878,915
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,416,000	1,451,714
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	3,305,000	3,302,422
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	272,112	273,624
Series 2020-1A Class A, 2.24% 3/15/30 (a)	106,077	106,332
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	3,464,176	3,493,484
Series 2020-A Class A3, 1.84% 12/15/22	2,018,000	2,035,739
Series 2020-B Class A3, 0.4% 11/15/23	1,570,000	1,573,603
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	2,622,020	2,624,553
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	968,535	973,901
Class A3, 2.01% 12/12/24 (a)	2,632,070	2,704,653
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	3,111,000	3,140,841
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	3,572,000	3,572,718
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	1,728,030	1,726,036
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0% 5/20/29 (a)(b)(c)	4,432,000	4,432,745
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	187,565	188,252
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	42,669	42,756
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	320,489	321,775
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	481,126	482,828
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	2,530,000	2,530,889
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	3,244,000	3,245,240
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (a)	2,035,371	2,047,162
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	165,074	165,277
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	1,085,756	1,088,831
Series 2020-B Class A3, 0.57% 4/22/24 (a)	3,766,000	3,783,252
Series 2021-A Class A3, 0.51% 7/22/24 (a)	2,246,000	2,253,577
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	674,702	678,579
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	838,106	846,901
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7339% 12/15/25 (a)(b)(c)	1,992,599	1,992,378
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	701,928	706,867
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	4,433,000	4,431,887
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	86,419	80,636
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,182,151	1,184,193
Class A3, 0.68% 12/20/23 (a)	1,885,000	1,895,027
Tesla Auto Lease Trust:
Series 2019-A Class A2, 2.13% 4/20/22 (a)	2,192,569	2,203,822
Series 2021-A Class A3, 0.56% 3/20/25 (a)	3,226,000	3,239,876
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	2,401,000	2,452,196
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	417,543	419,662
Series 2019-A Class A3, 2.91% 7/17/23	1,019,185	1,033,818
Series 2019-C Class A3, 1.91% 9/15/23	749,439	757,285
Series 2020-C Class A3, 0.44% 10/15/24	3,943,000	3,954,421
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	161,538	161,792
Series 2021-2 Class A, 0.91% 6/20/31 (a)	2,518,000	2,521,254
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,108,021	1,110,675
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	3,968,594	3,970,864
Series 2021-NPL3 Class A1, 1.991% 5/25/51 (a)(b)	4,865,000	4,864,947
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,253,860
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	1,363,971	1,377,130
Series 2020-A Class A1A, 1.85% 7/22/24	3,967,000	4,042,288
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,929,000	2,952,946
Series 2020-A Class A3, 0.39% 1/22/24	4,446,000	4,460,080
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	537,185	541,121
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	985,634	995,545
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	1,977,000	2,004,447
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6209% 7/17/23 (a)(b)(c)	3,895,000	3,897,629
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	4,300,000	4,300,439
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.450% 0.3793% 8/20/29 (a)(b)(c)	4,076,183	4,076,183
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	1,171,156	1,173,610
Series 2020-C Class A2, 0.35% 12/15/23	2,573,297	2,575,889
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	556,520	558,491
Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,162,269
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	384,192	384,742
TOTAL ASSET-BACKED SECURITIES
(Cost $244,150,569)		244,226,238

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,037,227	1,038,564
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,062,404	1,061,909
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.597% 8/25/60 (a)(b)(c)	509,731	510,194
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(c)	570,000	570,735
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	3,662,000	3,739,162
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	852,712	856,854
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	4,049,970	4,061,472
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	447,463	448,287
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	2,493,714	2,533,792
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7338% 7/15/58 (a)(b)(c)	727,000	727,530
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	1,877,569	1,875,864
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	39,149	39,119
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	3,489,470	3,498,971
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1,110	1,087
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	2,548,255	2,551,463

TOTAL PRIVATE SPONSOR		23,515,003

U.S. Government Agency - 0.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.3916% 5/25/45 (b)(c)	2,177,125	2,184,568
sequential payer Series 2001-40 Class Z, 6% 8/25/31	51,066	57,777
Series 2016-27:
Class HK, 3% 1/25/41	2,089,079	2,217,508
Class KG, 3% 1/25/40	1,022,184	1,076,843
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4416% 7/25/46 (b)(c)	2,555,067	2,571,890
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	286,239	287,429
Series 2015-4437 Class DE, 2% 10/15/32	314,495	315,930
Series 3949 Class MK, 4.5% 10/15/34	238,281	262,275

TOTAL U.S. GOVERNMENT AGENCY		8,974,220

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,447,180)		32,489,223

Commercial Mortgage Securities - 5.4%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,099,000	1,142,139
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(f)	2,060,676	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	985,996	1,014,734
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	1,700,000	1,698,468
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	1,840,967	1,843,272
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	2,892,295	2,893,168
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	2,104,341	2,100,326
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	3,767,569	3,771,731
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	3,866,461	3,942,316
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	2,352,000	2,374,573
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	821,166	821,414
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	3,043,490	3,044,409
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	1,779,687	1,830,128
Series 2014-GC21 Class AAB, 3.477% 5/10/47	673,256	703,247
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,591,561	1,682,915
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	2,358,644	2,376,362
Series 2014-CR18 Class ASB, 3.452% 7/15/47	3,093,669	3,192,566
Series 2012-CR4 Class ASB, 2.436% 10/15/45	746,998	756,994
Series 2013-LC6 Class ASB, 2.478% 1/10/46	793,882	804,806
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	3,927,000	3,935,339
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	537,258	555,108
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.851% 7/15/32 (a)(b)(c)	3,675,000	3,628,552
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,263,788	1,287,120
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	1,492,821	1,514,938
Class A3, 3.482% 1/10/45	1,466,226	1,474,985
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	2,261,740	2,311,136
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	4,380,729	4,379,887
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,793,817
Series 2017-GS8 Class A1, 2.222% 11/10/50	1,497,358	1,511,687
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,440,902	1,477,216
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	4,059,499	4,168,954
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	1,586,000	1,588,282
sequential payer:
Series 2012-CBX Class A4, 3.4834% 6/15/45	1,440,631	1,454,989
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,959	1,958
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	866,000	889,664
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,221,322	2,287,605
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	872,988	928,662
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,528,413
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	1,713,000	1,714,075
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	461,000	462,991
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	1,395,289	1,425,049
Series 2016-C28 Class A3, 3.272% 1/15/49	996,896	1,061,269
Series 2016-C32 Class A1, 1.968% 12/15/49	227,742	228,394
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,396,136	2,522,409
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	1,104,505	1,107,778
Series 2019-H7 Class A1, 2.327% 7/15/52	1,495,699	1,531,730
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(c)	2,300,891	2,294,432
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	869,144	883,331
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,003,421	2,131,232
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,100,070	2,247,690
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	125,734	128,206
Series 2013-C14 Class ASB, 2.977% 6/15/46	937,965	960,558
Series 2014-C20 Class ASB, 3.638% 5/15/47	597,811	624,740
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $93,850,308)		94,035,764

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $4,640,784)	4,575,000	4,654,817

Bank Notes - 1.1%
BBVA U.S.A. 2.875% 6/29/22	3,861,000	3,960,606
Capital One NA 2.15% 9/6/22	1,132,000	1,156,825
Discover Bank 3.35% 2/6/23	3,368,000	3,525,019
First Republic Bank 1.912% 2/12/24 (b)	1,657,000	1,694,581
RBS Citizens NA 3.25% 2/14/22	2,953,000	3,007,847
Truist Bank:
1.25% 3/9/23	$3,943,000	$4,010,644
3.502% 8/2/22 (b)	2,609,000	2,622,910
TOTAL BANK NOTES
(Cost $19,892,583)		19,978,432
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.03% (g)
(Cost $29,634,891)	29,628,965	29,634,891
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,767,532,199)		1,771,617,364
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(28,051,908)
NET ASSETS - 100%		$1,743,565,456

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $415,022,909 or 23.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,819
Total	$15,819

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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